SCHEDULE OF COMPANY AND ITS SUBSIDIARIES CORPORATE STRUCTURE (Details)	9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 HKD ($)	Sep. 22, 2017 HKD ($)
Antelope enterprise holding usa inc [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Antelope Enterprise Holdings USA Inc
Principal place of business of subsidiary	Delaware, USA, January 4, 2023
Issued capital	$ 1,000
Percentage of equity attributable to the Company, Direct	100.00%
Description of nature of entity's operations and principal activities	Holding company
AEHL BTC inc [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	AEHL BTC Inc
Principal place of business of subsidiary	Delaware, USA, June 10, 2025
Issued capital	$ 10
Percentage of equity attributable to the Company, Direct	100.00%
Description of nature of entity's operations and principal activities	Holding company
AEHL PTE ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	AEHL Pte. Ltd.
Principal place of business of subsidiary	Singapore, June 15, 2025
Issued capital	$ 10,000
Percentage of equity attributable to the Company, Direct	100.00%
Description of nature of entity's operations and principal activities	Holding company
BTC universal meida usa inc [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	BTC Universal Media USA Inc
Principal place of business of subsidiary	Delaware, USA, October 31, 2024
Issued capital	$ 10,000
Percentage of equity attributable to the Company, Direct	100.00%
Description of nature of entity's operations and principal activities	Film and television entertainment, internet celebrity economy, live streaming, e-commerce, games
Antelope us llc [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Antelope US LLC
Principal place of business of subsidiary	February 27, 2024
Issued capital	$ 1,000
Description of nature of entity's operations and principal activities	Natural gas power generation and power station acquisitions and investments business
Percentage of equity attributable to the Company, Indirect	100.00%
Success winner limited [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Success Winner Limited
Principal place of business of subsidiary	British Virgin Islands, May 29, 2009
Issued capital	$ 1
Percentage of equity attributable to the Company, Direct	100.00%
Description of nature of entity's operations and principal activities	Investment holding
Vast elite limited [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Vast Elite Limited (note 1)
Principal place of business of subsidiary	Hong Kong, September 22, 2017
Issued capital			$ 1	$ 1
Description of nature of entity's operations and principal activities	Trading of building material
Percentage of equity attributable to the Company, Indirect	100.00%
Antelope enterprise hk holdings limited [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Antelope Enterprise (HK) Holdings Limited (note 1)
Principal place of business of subsidiary	Hong Kong, December 3, 2019
Issued capital			$ 10,000
Description of nature of entity's operations and principal activities	Investment holding
Percentage of equity attributable to the Company, Indirect	100.00%
Antelope holdings (chengdu) co., ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Antelope Holdings (Chengdu) Co., Ltd (note 2)
Principal place of business of subsidiary	PRC, May 9, 2020
Issued capital	$ 10,000,000
Description of nature of entity's operations and principal activities	Business management and consulting services
Percentage of equity attributable to the Company, Indirect	100.00%
Antelope future (yangpu) investment co., ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Antelope Future (Yangpu) Investment Co., Ltd (note 3)
Principal place of business of subsidiary	PRC, August 11, 2021
Issued capital	$ 10,000,000
Description of nature of entity's operations and principal activities	Business management and consulting services
Percentage of equity attributable to the Company, Indirect	100.00%
Antelope ruicheng investment (hainan) co., ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Antelope Ruicheng Investment (Hainan) Co., Ltd (note 4)
Principal place of business of subsidiary	PRC, September 9, 2021
Issued capital | ¥		¥ 50,000,000
Description of nature of entity's operations and principal activities	Business management and consulting services
Percentage of equity attributable to the Company, Indirect	100.00%
Hainan kylin cloud services technology co., ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Hainan Kylin Cloud Services Technology Co., Ltd (note 5)
Principal place of business of subsidiary	PRC, September 18, 2021
Issued capital | ¥		5,000,000
Description of nature of entity's operations and principal activities	Business management and consulting services
Percentage of equity attributable to the Company, Indirect	51.00%
Hangzhou kylin cloud services technology co. Ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Hangzhou Kylin Cloud Services Technology Co., Ltd (note 6)
Principal place of business of subsidiary	PRC, October 28, 2022
Issued capital | ¥		5,000,000
Description of nature of entity's operations and principal activities	Business management and consulting services
Percentage of equity attributable to the Company, Indirect	51.00%
Anhui kylin cloud services technology co.Ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Anhui Kylin Cloud Services Technology Co., Ltd (note 7)
Principal place of business of subsidiary	PRC, November 2, 2022
Issued capital | ¥		5,000,000
Description of nature of entity's operations and principal activities	Business management and consulting services
Percentage of equity attributable to the Company, Indirect	51.00%
Wenzhou kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Wenzhou Kylin Cloud Services Technology Co., Ltd (note 8)
Principal place of business of subsidiary	PRC, February 15, 2023
Issued capital | ¥		5,000,000
Description of nature of entity's operations and principal activities	Business management and consulting services
Percentage of equity attributable to the Company, Indirect	51.00%
Hubei kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Hubei Kylin Cloud Services Technology Co., Ltd (note 9)
Principal place of business of subsidiary	PRC, August 15, 2023
Issued capital | ¥		5,000,000
Description of nature of entity's operations and principal activities	Business management and consulting services
Percentage of equity attributable to the Company, Indirect	51.00%
Jiangxi kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Jiangxi Kylin Cloud Services Technology Co., Ltd (note 10)
Principal place of business of subsidiary	PRC, August 18, 2023
Issued capital | ¥		¥ 5,000,000
Description of nature of entity's operations and principal activities	Business management and consulting services
Percentage of equity attributable to the Company, Indirect	51.00%